Related party transactions	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Related party transactions
44 Related party transactions
In the normal course of business, Aegon enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of Aegon include, among other things, its associates, joint ventures, key management personnel, and the defined benefit and contribution plans. Transactions between related parties have taken place on an arm’s length basis. Transactions between Aegon and its subsidiaries that are deemed related parties have been eliminated in the consolidation and are not disclosed in the notes.
Related party transactions with joint ventures and associates

	2024			2023
	Joint ventures		Associates	Joint ventures		Associates
Assets		-	8		-	45

Liabilities		-	110		-	90

Income		47	96		42	49

Expenses		1	73		1	33
Liabilities mainly reflect the reimbursement rights of Aegon related to the defined benefit obligation to its employees in the Netherlands, insured with a.s.r. This reimbursement right was established in 2023 following the transaction between Aegon and a.s.r.
Income is attributable to fees from services provided for asset management activities as well as reimbursement for IT, operational and administrative services provided to insurance joint ventures.
Expenses are mainly reflecting transitional charges associated with the transaction between Aegon and a.s.r.
For joint ventures and associates related dividends and capital injections, please refer to note
21 Investments in joint ventures and associates
.
Remuneration of the Executive Director,
Non-Executive
Directors, and Key Management
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.
Remuneration expenses

	2024	2023	2022
Non-Executive Directors	1.8	1.3	1.3

Executive Director	5.0	0.9	n.a.

Executive Board	-	4.3	5.2

Key Management 1	31.9	27.9	27.7

in fixed compensation	13.7	13.8	16.0

in cash based variable compensation	6.9	4.6	4.0

in share based variable compensation	7.4	5.0	3.5

in pension contributions	2.6	3.1	3.0

in other benefits	1.3	1.3	1.2

1	Key Management is inclusive of Non-Executive Directors, Executive Director, also reported separately above and Executive Committee Members.

*	n.a. in above table should be read as “not applicable”.
Fixed compensation of Key Management included severance payments of EUR 2 million in 2024, no such payments were paid in 2022 and 2023. Key Management consisted of all members of the Board and Executive Committee (see the chapter
Composition of the Boards
for more details).
Additional information on the remuneration of the Executive Director and
Non-Executive
Directors are disclosed in the
Remuneration report
.
Interests in Aegon Ltd. held by the Executive Director
Shares held in Aegon on December 31, 2024 by Mr. Friese amount to 160,357 (2023: 83,122; 2022: 72,081). The shares held in Aegon mentioned above do not exceed 1% of total outstanding share capital at the reporting date. At the reporting date, no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for Mr. Friese.

Common shares held by
Non-Executive
Directors

Shares held in Aegon on December 31	2024	2023

Dona D. Young	13,260	13,260

Total	13,260	13,260
Shares held by the
Non-Executive
Directors are only disclosed for the period for which they have been part of the Board of Directors. At the reporting date, no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for the
Non-Executive
Directors.
Other related party transactions
Other related party transactions include, among others, transactions between Aegon Ltd. and Vereniging Aegon.
On December 16, 2024, Aegon repurchased 36,371,440 common shares B from Vereniging Aegon for the amount of EUR 5,541,443.48 based on
1/40
th of the Value Weighted Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to bring the aggregate holding of voting shares by Vereniging Aegon in Aegon in line with its special cause voting rights of 32.6% following the completion of the share buyback programs, initiated by Aegon in May 2024 and July 2023 following the transaction with a.s.r.
On July 8, 2024, Aegon entered into a share repurchase agreement with Vereniging Aegon, pursuant to which Vereniging Aegon agreed to participate in Aegon’s 2024 200 million euro share buyback program for an aggregate consideration of EUR 37 million euro equally distributed over the total number of trading days during the program whereby the number of shares repurchased has been determined based on the daily volume-weighted average price per common share on Euronext Amsterdam, resulting in Aegon repurchasing 6,407,476 from Vereniging Aegon in the 2024 share buyback program that ended on December 13, 2024.
On December 18, 2023, Aegon repurchased 112,619,440 common shares B from Vereniging Aegon for the amount of EUR 14,804,951.58 based on
1/40
th of the Value Weighted Average Price of the common shares of the five trading days
preceding this transaction. The repurchase of common shares B was executed to bring the aggregate holding of voting shares by Vereniging Aegon in Aegon more in line with its special cause voting rights of 32.6% following the completion of the Share Buy Back Programs, initiated by Aegon in July 2023 following the completion of the transaction with a.s.r.
On December 8, 2023, Aegon entered into a share repurchase agreement with Vereniging Aegon, pursuant to which Vereniging Aegon agreed to participate (pro rata of their ownership) in the second and third tranche of Aegon’s 2023 1.535 billion Euro share buyback program for an aggregate consideration of EUR 139,5 million Euro equally distributed over the total number of trading days during the program whereby the number of shares repurchased has been determined based on the daily volume-weighted average price per common share on Euronext Amsterdam, resulting in Aegon repurchasing 24,842,939 from Vereniging Aegon in the 2023 1.535 billion Euro share buyback program that ended on 28 June 2024.
On August 16, 2023, the members of Vereniging Aegon voted to instruct the board of Vereniging Aegon, subject to the board’s fiduciary duties, to vote all of Vereniging Aegon’s common shares and common shares B (based on one vote per 40 common shares B) at Aegon N.V.’s Extraordinary General meeting of September 29, 2023 and at Aegon S.A.’s extraordinary meeting of September 30, 2023 in favor the change in legal domicile of Aegon from the Netherlands to Bermuda by means of the cross-border conversion of Aegon N.V. into Aegon S.A. and the subsequent cross-border conversion of Aegon S.A. into Aegon Ltd. (the “Redomiciliation”). Following such vote of the members of Vereniging Aegon, the board of Vereniging Aegon is obligated, pursuant to the terms of a voting undertaking agreement, dated June 29, 2023, between Aegon N.V. and Vereniging Aegon, and subject to the board’s fiduciary duties, to vote all of such shares in favor of the Redomiciliation.
On December 15, 2022, Aegon repurchased 43,817,400 common shares B from Vereniging Aegon for the amount of EUR 5,113,578.21 based on 1/40th of the Value Weight Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to bring the aggregate holding of voting shares by Vereniging Aegon in Aegon more in line with its special cause voting rights of 32.6% following the completion of the Share Buy Back Programs, initiated by Aegon in April 2022, following the completion of the sale of the Hungarian business and initiated in July and October 2022 to neutralize the dilutive effect of the distribution of the final dividend 2021 and the interim dividend 2022 in stock.

On November 21, 2022, the members of Vereniging Aegon voted to instruct the board of Vereniging Aegon, subject to the board’s fiduciary duties, to vote all of Vereniging Aegon’s common shares and common shares B (based on one vote per 40 common shares B) at Aegon Ltd.’s next Extraordinary General meeting in favor of Aegon divesting its business operations in the Netherlands to A.S.R. Nederland N.V. for cash consideration and almost 30% share interest in A.S.R. Nederland N.V (the “Transaction”). Following such vote of the members of Vereniging Aegon, the board of Vereniging Aegon is obligated, pursuant to the terms of a voting undertaking agreement, dated October 27, 2022, between Aegon Ltd. and Ve re
niging Aegon, and subject to the board’s fiduciary duties, to vote all of such shares in favor of the Transaction.